Form N-1A Cover	Nov. 13, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2025
Prospectus Date	Oct. 28, 2025